Average Annual Total Returns - Institutional - Vanguard Total Stock Market Index Fund - Institutional Shares	1 Year	5 Years	10 Years	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions 10 Years	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	21.00%	15.43%	13.79%	20.48%	14.89%	13.30%	12.65%	12.29%	11.45%	20.99%	15.44%	13.80%	20.99%	15.44%		20.79%	15.36%	13.74%